Investments Carried at Contract Value	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments Carried at Contract Value

4. INVESTMENTS CARRIED AT CONTRACT VALUE

In 1999, the Plan entered into a traditional fully benefit-responsive guaranteed investment contract with Wilcac totaling $17,431 for 2025 and $21,109 for 2024. The account is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The guaranteed investment contract issuer is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan. The guaranteed investment contract does not permit the insurance company to terminate the agreement prior to the scheduled maturity date.

This contract meets the fully benefit-responsive investment contract criteria and therefore is reported at contract value. Contract value is the relevant measure for fully benefit-responsive investment contracts because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan.